Financial Assets and Liabilities - Summary of Carrying Amounts, by Maturity, of Financial Instruments that are Expected to Have Exposure on Interest Rate Risk (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 PHP (₱)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	₱ 63,671	₱ 95,747
Long-term Debt | ₱	372,490	332,771
Fair Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	13,196	16,272
Long-term Debt | ₱	7,964	7,942
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	80,873	112,486
Interest rate risk [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 156,996	₱ 138,637	$ 3,090	$ 2,638
Interest rate risk [member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	—	—
Interest rate risk [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 952	₱ 1,483	19	28
Interest rate risk [member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	150	3	3
Interest rate risk [member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,228	3,017	83	57
Interest rate risk [member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,586	1,580	31	30
Interest rate risk [member] | Cash In Bank | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	92	4	2
Interest rate risk [member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14,018	10,204	276	194
Interest rate risk [member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,645	35,467	72	675
Interest rate risk [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	24,033	51,587	474	982
Interest rate risk [member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	29	27	1	1
Interest rate risk [member] | Short Term Investments1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,138		22
Interest rate risk [member] | Short Term Investments1 | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	285		6
Interest rate risk [member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 193,047	₱ 176,694	3,800	3,362
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			42	234
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.4850	4.9110
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.5000	5.6038
Interest rate risk [member] | Less than 1 year [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				$ 2
Fixed Rate		1.41%		1.41%
Interest rate risk [member] | Less than 1 year [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			3
Interest rate	4.8371%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			83	$ 57
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.05%	0.05%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	1.25%	1.25%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			31	30
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.01%	0.01%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	1.00%	0.25%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			2
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Other Currencies | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.10%	0.10%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Other Currencies | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.50%	0.50%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			276	194
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.125%	0.25%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	5.00%	7.05%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			72	675
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.70%	2.70%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.75%	3.00%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			474	979
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			1	1
Interest rate		3.50%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	1.50%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.00%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				22
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			6
Interest rate	0.00%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Other Currencies | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		2.50%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Other Currencies | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		3.00%
Interest rate risk [member] | Less than 1 year [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			300	253
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			376	123
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.9000	3.9000
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.7339	6.7339
Interest rate risk [member] | 1-2 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			$ 15	$ 15
Fixed Rate	2.885%	2.885%	2.885%	2.885%
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				$ 3
Interest rate		4.8371%
Interest rate risk [member] | 1-2 years [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				3
Interest rate risk [member] | 1-2 years [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			$ 536	518
Interest rate risk [member] | 2022 [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			302	319
Interest rate risk [member] | 2022 [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.9000	3.9000
Interest rate risk [member] | 2022 [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.7339	6.7339
Interest rate risk [member] | 2022 [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			$ 4	$ 7
Fixed Rate	2.885%	2.885%	2.885%	2.885%
Interest rate risk [member] | 2022 [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			$ 335	$ 428
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			673	730
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	3.9000	3.9000
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.7339	6.7339
Interest rate risk [member] | 3-5 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				$ 4
Fixed Rate		2.885%		2.885%
Interest rate risk [member] | 3-5 years [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			793	$ 788
Interest rate risk [member] | More than 5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			1,697	1,232
Interest rate risk [member] | More than 5 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	4.2500	4.2500
Interest rate risk [member] | More than 5 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	6.7339	6.7339
Interest rate risk [member] | More than 5 years [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			1,836	1,375
Interest rate risk [member] | Floating interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 18,975	₱ 14,610	374	278
Interest rate	—	—
Interest rate risk [member] | Floating interest rate [member] | Less than 1 year [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			93
Interest rate	1.0000% over PHP BVAL	—
Interest rate risk [member] | Floating interest rate [member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			69	94
Interest rate	0.5000% to 1.0000% over PHP BVAL	0.5000% to 1.0000% over PHP BVAL
Interest rate risk [member] | Floating interest rate [member] | 2022 [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			3	64
Interest rate	0.5000% to 0.6000% over PHP BVAL	0.5000% to 1.0000% over PHP BVAL
Interest rate risk [member] | Floating interest rate [member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			70	2
Interest rate	0.5000% to 0.6000% over PHP BVAL	0.5000% to 0.6000% over PHP BVAL
Interest rate risk [member] | Floating interest rate [member] | More than 5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			139	118
Interest rate	0.6000% over PHP BVAL	0.5000% to 0.6000% over PHP BVAL
Interest rate risk [member] | Fair Value [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 153,644	₱ 121,868	3,024	2,319
Interest rate risk [member] | Fair Value [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	—	—
Interest rate risk [member] | Fair Value [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 945	₱ 1,502	19	28
Interest rate risk [member] | Fair Value [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	148	3	3
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,228	3,017	83	57
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,586	1,580	31	30
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	92	4	2
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14,018	10,204	276	194
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,645	35,467	72	675
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	24,033	51,585	474	982
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	29	27	1	1
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		1,138		22
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1 | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	285		6
Interest rate risk [member] | Fair Value [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	189,687	159,945	3,734	3,043
Interest rate risk [member] | Fair Value [Member] | Floating interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 18,975	₱ 14,610	374	278
Interest rate	—	—
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 16,124	₱ 21,964	317	418
Interest rate	—	—
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | Less than 1 year [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			165	17
Interest rate	0.7900% to 1.4500% over LIBOR	0.9500% to 1.1000% over LIBOR
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | 1-2 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			76	286
Interest rate	0.7900% to 0.9500% over LIBOR	0.7900% to 1.4500% over LIBOR
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | 2022 [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			26	38
Interest rate	0.7900% to 0.9500% over LIBOR	0.7900% to 0.9500% over LIBOR
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | 3-5 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			50	52
Interest rate	1.0500% over LIBOR	0.7900% to 1.0500% over LIBOR
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | More than 5 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				25
Interest rate	—	1.0500% over LIBOR
Interest rate risk [member] | U.S. Dollar Debts [Member] | Fair Value [Member] | Floating interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 16,123	₱ 21,965	$ 317	$ 418
Interest rate	—	—
Interest rate risk [member] | Debt Issuance Cost [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 408	₱ 278
Interest rate risk [member] | Debt Issuance Cost [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	—	—
Interest rate risk [member] | Debt Issuance Cost [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱		₱ 1
Interest rate risk [member] | Debt Issuance Cost [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 491	418
Interest rate risk [member] | Debt Issuance Cost [Member] | Floating interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 36	₱ 45
Interest rate	—	—
Interest rate risk [member] | Debt Issuance Cost [Member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 47	₱ 94
Interest rate	—	—
Interest rate risk [member] | Costs [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 156,588	₱ 138,359
Interest rate risk [member] | Costs [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	—	—
Interest rate risk [member] | Costs [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 952	₱ 1,482
Interest rate risk [member] | Costs [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	150	150
Interest rate risk [member] | Costs [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	4,228	3,017
Interest rate risk [member] | Costs [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	1,586	1,580
Interest rate risk [member] | Costs [Member] | Cash In Bank | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	92	4
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	14,018	10,204
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	3,645	35,467
Interest rate risk [member] | Costs [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	24,033	51,587
Interest rate risk [member] | Costs [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	29	27
Interest rate risk [member] | Costs [Member] | Short Term Investments1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱		1,138
Interest rate risk [member] | Costs [Member] | Short Term Investments1 | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	285
Interest rate risk [member] | Costs [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	192,556	176,276
Interest rate risk [member] | Costs [Member] | Floating interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 18,939	₱ 14,565
Interest rate	—	—
Interest rate risk [member] | Costs [Member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 16,077	₱ 21,870
Interest rate	—	—